Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended			12 Months Ended							12 Months Ended					1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2012 U K	Apr. 01, 2011 U K	Sep. 30, 2011 U K	Dec. 31, 2012 U K	Dec. 31, 2011 U K	Dec. 31, 2011 Europe	Dec. 31, 2012 2013	Dec. 31, 2012 2014	Dec. 31, 2012 2015	Dec. 31, 2012 2016	Dec. 31, 2012 2017	Dec. 31, 2012 Tax Credit Loss Carryforwards Thereafter	Dec. 31, 2012 India	Dec. 31, 2012 U.S. Federal	Dec. 31, 2012 Australia	Dec. 31, 2012 BRAZIL	Dec. 31, 2012 United Kingdom	Apr. 01, 2013 Scenario, Forecast U K	Dec. 31, 2012 Minimum
Tax Credit Carryforward [Line Items]
Rate change in the company's income tax provision								$ 9,200,000	$ 8,400,000
Corporate tax rate					24.00%	26.00%	27.00%															23.00%
Tax provisions (benefits) related to prior year foreign tax adjustments										28,300,000
U.S. Federal tax loss carryforwards		385,300,000
State and local tax loss carryforwards		275,800,000
Foreign tax loss carryforwards		253,800,000
Total tax loss carryforwards		914,900,000	800,600,000
Tax credit carryforwards		681,100,000
Tax loss carryforwards, set to expire											5,400,000	7,600,000	12,300,000	9,400,000	419,500,000	460,700,000
Tax credit carryforwards, set to expire											46,400,000	23,400,000	22,300,000	32,100,000	179,800,000	377,100,000
Cumulative undistributed earnings of foreign subsidiaries		1,008,000,000
Cash paid, net of refunds		39,900,000	74,900,000	52,700,000
Penalties and interest accrued related to income tax liabilities		2,000,000	1,000,000
Tax audit for the years																	2006	2010	2009	2008	2008
Expected change in ownership percentage																							50.00%
Aggregate market value of common stock	$ 1,600,000,000
Percentage of Income Tax Exemption	4.47%